Investments (Tables)	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Changes in Equity Attributable to Intelsat and Equity Attributable to Noncontrolling Interests

The following tables present changes in equity attributable to the Company and equity attributable to our noncontrolling interests, which is included in the equity section of our consolidated balance sheet (in thousands):

	Intelsat S.A. Shareholders’ Deficit	Noncontrolling Interest	Total Shareholders’ Deficit

Balance at January 1, 2014	$(975,353)	$40,686	$(934,667)
Net income	232,532	3,974	236,506
Dividends paid to noncontrolling interests	—	(8,744)	(8,744)
Acquisition of remaining interests in WP Com	2,215	(2,215)	—
Share-based compensation	26,389	—	26,389
Declaration of preferred stock dividend	(9,917)	—	(9,917)
Postretirement/pension liability adjustment	(52,002)	—	(52,002)
Other comprehensive income	(132)	—	(132)

Balance at December 31, 2014	$(776,268)	$33,701	$(742,567)

	Intelsat S.A. Shareholders’ Deficit	Noncontrolling Interest	Total Shareholders’ Deficit

Balance at January 1, 2015	$(776,268)	$33,701	$(742,567)
Net income (loss)	(3,923,387)	3,934	(3,919,453)
Dividends paid to noncontrolling interests	—	(8,423)	(8,423)
Share-based compensation	25,921	—	25,921
Declaration of preferred stock dividend	(9,919)	—	(9,919)
Postretirement/pension liability adjustment	34,449	—	34,449
Other comprehensive income	(361)	—	(361)

Balance at December 31, 2015	$(4,649,565)	$29,212	$(4,620,353)